SCHEDULE OF INVESTMENTS
Ivy ProShares Russell 2000 Dividend Growers Index Fund (in thousands)	JUNE 30, 2020 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Publishing – 1.0%
Meredith Corp.	61	$888

Total Communication Services - 1.0%		888
Consumer Discretionary
Apparel Retail – 1.1%
Chico’s FAS, Inc.	664	917

Auto Parts & Equipment – 1.2%
Standard Motor Products, Inc.(A)	25	1,011

Automotive Retail – 2.5%
Group 1 Automotive, Inc.	15	990
Lithia Motors, Inc.	8	1,173

		2,163

Casinos & Gaming – 1.2%
Churchill Downs, Inc.	7	980

Homefurnishing Retail – 1.2%
Aaron Rents, Inc.	23	1,032

Internet & Direct Marketing Retail – 1.2%
PetMed Express, Inc.	29	1,042

Restaurants – 1.1%
Cracker Barrel Old Country Store, Inc.	9	960

Specialty Stores – 1.3%
Winmark Corp.(A)	6	1,084

Total Consumer Discretionary - 10.8%		9,189
Consumer Staples
Food Distributors – 1.2%
Andersons, Inc. (The)	72	989

Household Products – 1.2%
WD-40 Co.(A)	5	1,034

Packaged Foods & Meats – 3.6%
Calavo Growers, Inc.	17	1,082
J&J Snack Foods Corp.	8	993
Lancaster Colony Corp.	6	990

		3,065

Personal Products – 1.2%
Inter Parfums, Inc.	22	1,045

Tobacco – 1.1%
Universal Corp.	23	986

Total Consumer Staples - 8.3%		7,119
Financials
Investment Banking & Brokerage – 1.2%
Northwest Bancshares, Inc.	98	1,000

Multi-Line Insurance – 1.1%
Horace Mann Educators Corp.	27	1,000

Regional Banks – 18.4%
Atlantic Union Bankshares Corp.	43	1,001
BancFirst Corp.	26	1,041
Bar Harbor Bankshares, Inc.(A)	52	1,159
Bryn Mawr Bank Corp.	37	1,030
Columbia Banking System, Inc.	37	1,053
First Financial Corp.	28	1,042
First of Long Island Corp. (The)	64	1,054
Heritage Financial Corp.	55	1,108
International Bancshares Corp.	34	1,079
Southside Bancshares, Inc.	36	995
Stock Yards Bancorp, Inc.	29	1,152
Tompkins Financial Corp.	16	1,016
United Bankshares, Inc.	37	1,020
Washington Trust Bancorp, Inc.	31	1,023
Wesbanco, Inc.	48	966

		15,739

Thrifts & Mortgage Finance – 3.7%
Northfield Bancorp, Inc.	92	1,059
Provident Financial Services, Inc.	75	1,082
Washington Federal, Inc.(A)	38	1,014

		3,155

Total Financials - 24.4%		20,894
Health Care
Health Care Equipment – 1.2%
Cantel Medical Corp.	24	1,055

Health Care Facilities – 1.2%
National HealthCare Corp.	16	1,003

Health Care Services – 1.2%
Ensign Group, Inc. (The)	24	986

Health Care Supplies – 1.1%
Atrion Corp.	2	970

Total Health Care - 4.7%		4,014
Industrials
Commercial Printing – 1.1%
Brady Corp., Class A	21	968

Construction Machinery & Heavy Trucks – 1.1%
Douglas Dynamics, Inc.(A)	27	961

Diversified Support Services – 3.5%
Healthcare Services Group, Inc.	41	999
Matthews International Corp.	51	977
McGrath RentCorp	18	974

		2,950

Environmental & Facilities Services – 1.3%
ABM Industries, Inc.	31	1,137

Human Resource & Employment Services – 1.3%
Administaff, Inc.	18	1,139

Industrial Machinery – 4.8%
Franklin Electric Co., Inc.	20	1,029

Gorman-Rupp Co. (The)	33	1,019
Hillenbrand, Inc.	38	1,022
Standex International Corp.	18	1,044

		4,114

Office Services & Supplies – 1.3%
HNI Corp.	36	1,091

Trading Companies & Distributors – 2.4%
Applied Industrial Technologies, Inc.	17	1,039
GATX Corp.	16	987

		2,026

Total Industrials - 16.8%		14,386
Information Technology
Data Processing & Outsourced Services – 1.1%
Cass Information Systems, Inc.	25	967

Electronic Equipment & Instruments – 1.2%
Badger Meter, Inc.	16	1,012

Total Information Technology - 2.3%		1,979
Materials
Specialty Chemicals – 6.1%
Balchem Corp.	11	1,032
H.B. Fuller Co.	25	1,104
Quaker Chemical Corp.	6	1,055
Sensient Technologies Corp.	20	1,034
Stepan Co.	10	1,015

		5,240

Total Materials - 6.1%		5,240
Real Estate
Health Care REITs – 2.2%
National Health Investors, Inc.	17	1,015
Universal Health Realty Income Trust	11	863

		1,878

Retail REITs – 3.3%
Retail Opportunity Investments Corp.	86	975
Tanger Factory Outlet Centers, Inc.	128	914
Urstadt Biddle Properties, Inc., Class A	76	905

		2,794

Total Real Estate - 5.5%		4,672
Utilities
Electric Utilities – 2.2%
ALLETE, Inc.	17	937
Portland General Electric Co.	22	927

		1,864

Gas Utilities – 7.0%
Chesapeake Utilities Corp.	12	1,009
New Jersey Resources Corp.	31	1,022
Northwest Natural Gas Co.	17	967
South Jersey Industries, Inc.	40	987
Southwest Gas Corp.	15	1,023
Spire, Inc.	15	962

		5,970

Independent Power Producers & Energy Traders – 1.1%
Black Hills Corp.	17	987

Multi-Utilities – 2.3%
Avista Corp.	27	988
NorthWestern Corp.	18	971

		1,959

Water Utilities – 7.2%
American States Water Co.	13	1,018
Artesian Resources Corp.(A)	29	1,047
California Water Service Group	22	1,028
Middlesex Water Co.	15	977
SJW Corp.	16	979
York Water Co. (The)	23	1,085

		6,134

Total Utilities - 19.8%		16,914

TOTAL COMMON STOCKS – 99.7%		$85,295
(Cost: $86,472)

TOTAL INVESTMENT SECURITIES – 99.7%		$85,295
(Cost: $86,472)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		219

NET ASSETS – 100.0%		$85,514

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2020:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks	$85,295	$—	$—
Total	$85,295	$—	$—

The following acronym is used throughout this schedule:

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2020 and the related unrealized appreciation (depreciation) were as follows:

Cost	$86,472

Gross unrealized appreciation	6,106
Gross unrealized depreciation	(7,283)

Net unrealized depreciation	$(1,177)